STANDISH, AYER & WOOD INVESTMENT TRUST
                              STANDISH EQUITY FUND

                          Financial Statements for the
                         Six Months Ended March 31, 1999
                                   (Unaudited)

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                              STANDISH EQUITY FUND

                              Financial Statements
                                Table of Contents

                                                                          Page

            Statements of Assets and Liabilities...........................2

            Statements of Operations.......................................3

            Statements of Changes in Net Assets............................4

            Financial Highlights...........................................5

            Notes to Financial Statements.................................6\

            Schedule of Investments........................................8

            Statement of Assets and Liabilities (Portfolio)...............12

            Statement of Operations (Portfolio)...........................13

            Statement of Changes in Net Assets (Portfolio)................14

            Supplemental Data (Portfolio).................................15

            Notes to Financial Statements.................................16

                     Standish, Ayer & Wood Investment Trust
                              Standish Equity Fund

                       Statement of Assets and Liabilities
                           March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets
   Investment in Standish Equity Portfolio ("Portfolio"), at value (Note 1A)                           $ 195,498,067
   Receivable for Fund shares sold                                                                             2,230
   Prepaid expenses                                                                                           18,317
                                                                                                       -------------
       Total assets                                                                                      195,518,614

Liabilities
   Payable for Fund shares redeemed                                                  $   312,887
   Accrued trustees' fees and expenses (Note 3)                                              995
   Accrued accounting, custody & transfer agent fees                                       6,415
   Accrued expenses and other liabilities                                                  6,049
                                                                                     -----------
       Total liabilities                                                                                     326,346
                                                                                                       -------------
Net Assets                                                                                             $ 195,192,268
                                                                                                       =============
Net Assets consist of:
   Paid-in capital                                                                                     $ 188,565,085
   Distributions in excess of net realized gains                                                          (1,257,463)
   Undistributed net investment income                                                                       323,950
   Net unrealized appreciation                                                                             7,560,696
                                                                                                       -------------
Total Net Assets                                                                                       $ 195,192,268
                                                                                                       =============
Shares of beneficial interest outstanding                                                                  5,214,010
                                                                                                       =============
Net Asset Value, offering and redemption price per share
   (Net Assets/Shares outstanding)                                                                     $       37.44
                                                                                                       =============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                              Standish Equity Fund

                             Statement of Operations
               For the Six Months Ended March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
    Dividend income allocated from Portfolio (net of withholding
      taxes of $1,011)                                                                                    $  1,101,661
   Interest income allocated from Portfolio                                                                    600,688
   Expenses allocated from Portfolio                                                                          (621,788)
                                                                                                          ------------
       Net investment income from Portfolio                                                                  1,080,561

Expenses
   Accounting, custody and transfer agent fees                                    $    24,577
   Registration fees                                                                   13,680
   Legal and audit services                                                            10,303
   Trustees' fees and expenses (Note 3)                                                 1,010
   Insurance expense                                                                      499
   Miscellaneous                                                                        7,760
                                                                                  -----------
       Total expenses                                                                                           57,829
                                                                                                          ------------
          Net investment income                                                                              1,022,732
                                                                                                          ------------
Realized and Unrealized Gain (Loss)
   Net realized gain (loss) allocated from Portfolio on:
       Investment security transactions                                            (6,893,387)
       Financial futures contracts                                                  9,854,447
                                                                                  -----------
          Net realized gain                                                                                  2,961,060

   Change in unrealized appreciation (depreciation) allocated from Portfolio on:
       Investment securities                                                       18,482,044
       Financial futures contracts                                                   (173,347)
                                                                                  -----------
          Change in net unrealized appreciation (depreciation)                                              18,308,697
                                                                                                          ------------
       Net realized and unrealized gain                                                                     21,269,757
                                                                                                          ------------
Net Increase in Net Assets from Operations                                                                $ 22,292,489
                                                                                                          ============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                              Standish Equity Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                   Six Months Ended      Year Ended
                                                                                    March 31, 1999      September 30,
                                                                                      (Unaudited)            1998
                                                                                  -------------------  ----------------
Increase (decrease) in Net Assets
From Investment Operations
   Net investment income                                                             $  1,022,732       $  1,388,585
   Net realized gain                                                                    2,961,060         20,431,195
   Change in net unrealized  appreciation (depreciation)                               18,308,697        (44,781,848)
                                                                                     ------------       ------------
      Net increase (decrease) in Net Assets from Investment Operations                 22,292,489        (22,962,068)
                                                                                     ------------       ------------
Distributions to Shareholders (Note 2)
   From net investment income                                                            (640,936)        (1,388,585)
   In excess of net investment income                                                          --            (35,859)
   From net realized gain                                                             (21,379,747)       (25,188,077)
                                                                                     ------------       ------------
      Total distributions to shareholders                                             (22,020,683)       (26,612,521)
                                                                                     ------------       ------------
Fund Share (principal) Transactions (Note 5)
   Net proceeds from sale of shares                                                    29,336,239        120,195,070
   Value of shares issued to shareholders in payment of distributions declared         21,498,015         24,950,939
   Cost of shares redeemed                                                            (54,235,564)       (67,419,444)
                                                                                     ------------       ------------
      Increase (Decrease) in Net Assets from Fund share transactions                   (3,401,310)        77,726,565
                                                                                     ------------       ------------
Total Increase (Decrease) in Net Assets                                                (3,129,504)        28,151,976

Net Assets
   At beginning of period                                                             198,321,772        170,169,796
                                                                                     ------------       ------------
   At end of period (including undistributed net investment income of $323,950 and distributions in excess of net investment income of $57,846,
      respectively)                                                                  $195,192,268       $198,321,772
                                                                                     ============       ============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                              Standish Equity Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                              Six Months
                                                 Ended           Year Ended
                                               March 31,        September 30,                 Year Ended December 31,
                                                 1999       ---------------------    ----------------------------------------------
                                              (Unaudited)     1998         1997*       1996        1995         1994          1993
                                              -----------   --------     --------    --------     -------      -------      -------
Net Asset Value, Beginning of Period           $  37.47     $  48.81     $  38.79    $  34.81     $ 28.66      $ 30.89      $ 26.28
                                               --------     --------     --------    --------     -------      -------      -------
Investment Operations:
   Net investment income **                        0.20         0.30         0.39        0.60        0.76         0.45         0.50
   Net realized and unrealized gain (loss)
      on investments                               4.13        (4.30)       12.79        8.52        9.94        (1.62)        5.57
                                               --------     --------     --------    --------     -------      -------      -------
Total from investment operations                   4.33        (4.00)       13.18        9.12       10.70        (1.17)        6.07
                                               --------     --------     --------    --------     -------      -------      -------
Less distributions declared
to shareholders
   From net investment income                     (0.13)       (0.29)       (0.43)      (0.56)      (0.78)       (0.44)       (0.47)
   In excess of net investment income                --        (0.01)          --          --          --           --           --
   From net realized gain on investments          (4.23)       (7.04)       (2.73)      (4.58)      (3.77)       (0.62)       (0.99)
                                               --------     --------     --------    --------     -------      -------      -------
   Total distributions                            (4.36)       (7.34)       (3.16)      (5.14)      (4.55)       (1.06)       (1.46)
                                               --------     --------     --------    --------     -------      -------      -------
Net Asset Value, End of Period                 $  37.44     $  37.47     $  48.81    $  38.79     $ 34.81      $ 28.66      $ 30.89
                                               ========     ========     ========    ========     =======      =======      =======
Total Return                                      10.91%       (9.33)%      35.13%      26.84%      37.55%       (3.78)%      20.79%

Ratios/Supplemental Data:
   Expenses (to average daily net
      assets)** (1)                                0.65%+       0.71%        0.71%+      0.71%       0.69%        0.70%        0.80%
   Net investment income (to average daily
      net assets)**                                0.97%+       0.69%        0.95%+      1.53%       2.05%        1.55%        1.29%
   Portfolio turnover (2)                            --           --           --          41%        128%         100%          89%
   Net assets, end of period
      (000's omitted)                          $195,192     $198,322     $170,170    $105,855     $88,532      $86,591      $72,916

--------------------

** For the periods indicated, the investment adviser did not impose a portion of its advisory fee and/or reimbursed a portion of the Fund's operating expenses. If this voluntary reduction had not been taken, the net investment income per share and the ratios would have been:

Net investment income per share                      --           --     $   0.38    $   0.59          --           --      $  0.47
Ratios (to average daily net assets):
      Expenses (1)                                   --           --         0.72%+      0.72%         --           --         0.97%
      Net investment income                          --           --         0.93%+      1.52%         --           --         1.12%

*     For the nine moths ended September 30, 1997.

+     Computed on an annualized basis.

(1) Includes the Fund's share of Standish Equity Portfolio's allocated expenses for periods since May 3, 1996.

(2) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing directly in securities. The portfolio turnover rate for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                              Standish Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)   Significant Accounting Policies:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Equity Fund (the "Fund") is a separate diversified investment series of the Trust.

      The Fund invests all of its investable assets in an interest of the Standish Equity Portfolio (the "Portfolio"), a subtrust of Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 73% at March 31, 1999). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. Investment security valuations

      The Fund records its investment in the Portfolio at value. The method by which the Portfolio values it's securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      B. Securities transactions and income

      Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. Prior to the Fund's investment in the Portfolio, the Fund held its investments directly. For investments held directly, interest income was determined on the basis of interest accrued, dividend income was recorded on the ex-dividend date and realized gains and losses from securities sold were recorded on the identified cost basis.

      C. Federal taxes

      As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

      D. Other

      All net investment income and realized and unrealized gains and losses of the Portfolio are allocated pro rata among all the investors in the Portfolio.

(2)   Distributions to Shareholders:

      The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually, as will dividends from net investment income. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and capital gains distributions, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These

                     Standish, Ayer & Wood Investment Trust
                              Standish Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      differences are primarily due to differing treatments for futures transactions. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income, and accumulated net realized gains (losses).

(3)   Investment Advisory Fee:

      The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish, Ayer & Wood, Inc. ("SA&W") for such services. See
      Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. The Trust pays no compensation directly to its trustees who are affiliated with SA&W or to its officers, all of whom receive remuneration for their services to the Trust from SA&W. Certain of the trustees and officers of the Trust are directors or officers of SA&W.

(4)   Investment Transactions:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 1999 aggregated $29,543,891 and $55,169,231 respectively.

(5)   Shares of Beneficial Interest:

      The Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                              Six Months Ended                   Year Ended
                                               March 31, 1999                September 30, 1998
                                         ----------------------------  --------------------------------
      Shares sold                                    731,377                         2,736,286
      Shares issued to shareholders in
        payment of distributions declared            543,840                           611,487
      Shares redeemed                             (1,354,590)                       (1,540,993)
                                         ----------------------------  --------------------------------
               Net increase (decrease)               (79,373)                        1,806,780
                                         ============================  ================================

                     Standish, Ayer & Wood Master Portfolio
                            Standish Equity Portfolio

              Schedule of Investments - March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                         Value
Security                                                                              Shares           (Note 1A)
-----------------------------------------------------------------------------------------------------------------------
EQUITIES -- 98.9%

Basic Industry -- 2.4%
Air Products & Chemicals                                                               55,300        $  1,894,025
LaFarge Corp.                                                                          40,500           1,134,000
Southdown, Inc.                                                                        60,800           3,264,200
                                                                                                     ------------
                                                                                                        6,292,225
                                                                                                     ------------
Capital Goods -- 9.5%
Cordant Technologies, Inc.                                                             51,400           2,046,363
Crane Co.                                                                              53,650           1,297,659
Ingersoll Rand Co.                                                                     83,150           4,126,318
Navistar International*                                                               156,900           6,305,418
Precision Castparts Corp.                                                              40,400           1,626,100
Trinity Industries                                                                     59,100           1,736,063
United Technologies Corp.                                                              42,700           5,783,180
US Freightways Corp.                                                                   78,300           2,574,113
                                                                                                     ------------
                                                                                                       25,495,214
                                                                                                     ------------
Consumer Stable -- 10.2%
American Greetings Corp., Class A                                                      36,300             921,113
Earthgrains Co.                                                                        53,500           1,187,031
Flowers Industries, Inc.                                                               83,300           2,051,263
Heinz H J Co.                                                                          49,600           2,349,800
IBP, Inc.                                                                              63,500           1,182,688
Kroger Co.*                                                                            61,600           3,688,300
Philip Morris Cos., Inc.                                                               85,500           3,008,531
Safeway, Inc.*                                                                         91,300           4,684,830
Sara Lee Corp.                                                                         54,300           1,343,925
Stewart Enterprises, Inc., Class A                                                    135,600           2,178,075
Suiza Foods Corp.*                                                                     34,100           1,148,744
Supervalu, Inc.                                                                        98,900           2,039,813
Universal Foods Corp.                                                                  79,300           1,635,563
                                                                                                     ------------
                                                                                                       27,419,676
                                                                                                     ------------
Early Cyclical -- 2.5%
Alaska Air Group, Inc.*                                                                29,800           1,415,500
Centex Corp.                                                                           55,800           1,862,325
Comair Holdings, Inc.                                                                  52,650           1,243,856
Kaufman And Broad Home                                                                 92,100           2,078,006
                                                                                                     ------------
                                                                                                        6,599,687
                                                                                                     ------------
Energy -- 7.8%
Ashland Oil, Inc.                                                                      37,500           1,535,156
BP Amoco PLC ADR                                                                       56,935           5,746,876
Chevron Corp.                                                                          20,200           1,786,438
Coastal Corp.                                                                          96,200           3,174,600
El Paso Energy Corp.                                                                  105,400           3,445,263
Exxon Corp.                                                                            53,900           3,803,319

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                            Standish Equity Portfolio

              Schedule of Investments - March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                         Value
Security                                                                              Shares           (Note 1A)
-----------------------------------------------------------------------------------------------------------------------
Energy (continued)
Seacor Smit, Inc.*                                                                     27,000        $  1,452,938
                                                                                                     ------------
                                                                                                       20,944,590
                                                                                                     ------------
Financial -- 13.4%
Allstate Corp.                                                                         69,400           2,572,138
AMBAC Inc.                                                                              5,300             286,200
Americredit*                                                                          119,600           1,569,750
Amsouth Bancorp                                                                        61,400           2,793,700
Comerica, Inc.                                                                         22,800           1,423,575
Conseco, Inc.                                                                         125,200           3,865,550
Countrywide Credit Inc.                                                                35,200           1,320,000
Cullen/Frost Bankers, Inc.                                                             39,800           1,907,913
Dime Bancorp, Inc.                                                                     53,200           1,233,575
Federal National Mortgage Association                                                  40,000           2,770,000
First Tennessee National Corp.                                                         76,700           2,809,138
Fleet Financial Group, Inc.                                                            33,900           1,275,488
Golden West Financial Corp.                                                            30,500           2,912,750
Hibernia Corp., Class A                                                               130,500           1,712,813
Northfork Bancorp                                                                      66,400           1,402,700
Protective Life Corp.                                                                  22,900             867,338
Reliastar Financial Corp.                                                              33,900           1,444,988
The PMI Group, Inc.                                                                    49,300           2,286,288
Webster Financial Corp.                                                                48,300           1,394,663
                                                                                                     ------------
                                                                                                       35,848,567
                                                                                                     ------------
Growth Cyclical -- 7.8%
Brinker International, Inc.*                                                           52,600           1,357,738
Jones Apparel Group, Inc.*                                                            143,200           4,000,650
May Department Stores                                                                  31,500           1,232,438
Office Depot*                                                                          44,200           1,627,113
Ross Stores, Inc.                                                                      55,100           2,414,069
TJX Cos, Inc.                                                                         152,600           5,188,399
Tommy Hilfiger Corp.*                                                                  48,300           3,326,663
VF Corp.                                                                               39,100           1,845,031
                                                                                                     ------------
                                                                                                       20,992,101
                                                                                                     ------------
Health Care -- 13.4%
Amerisource Health Corp., Class A*                                                     95,200           3,254,650
Amgen, Inc.*                                                                          110,100           8,243,737
Bergen Brunswig Corp., Class A                                                        106,800           2,136,000
Eli Lilly & Co.                                                                        31,000           2,631,125
HCR Manor Care, Inc.*                                                                  86,800           1,980,125
Henry Schein, Inc.*                                                                    28,200             712,050
Mylan Labs, Inc.                                                                       78,700           2,159,331
Omnicare, Inc.                                                                         87,800           1,673,688
Orthodontic Centers of America*                                                        47,700             751,275
Schering-Plough Corp.                                                                  96,000           5,309,999

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                            Standish Equity Portfolio

              Schedule of Investments - March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                         Value
Security                                                                              Shares           (Note 1A)
-----------------------------------------------------------------------------------------------------------------------
Health Care (continued)
Steris Corp.*                                                                          48,800        $  1,299,300
Sybron International Corp.*                                                           102,200           2,555,000
Waters Corp.*                                                                          16,600           1,744,038
Watson Pharmaceutical, Inc.**                                                          34,500           1,522,313
                                                                                                     ------------
                                                                                                       35,972,631
                                                                                                     ------------
Real Estate -- 1.9%
Equity Office Properties, REIT                                                         45,900           1,167,581
Liberty Property Trust, REIT                                                           58,000           1,203,500
Prentiss Properties Trust, REIT                                                        72,400           1,348,450
Starwood Hotels and Resorts, REIT                                                      45,200           1,291,025
                                                                                                     ------------
                                                                                                        5,010,556
                                                                                                     ------------
Services -- 14.3%
AT&T Corp.                                                                             48,700           3,886,869
Bell Atlantic Corp.                                                                    99,900           5,163,580
Bellsouth Corp.                                                                       162,800           6,522,174
Century Telephone Enterprise                                                           82,000           5,760,499
Interim Services, Inc.*                                                                88,900           1,333,500
Knight Ridder, Inc.                                                                    81,900           4,095,000
Omnicom Group                                                                          56,100           4,484,493
Robert Half Intl, Inc.*                                                                66,700           2,188,594
Xerox Corp.                                                                            92,600           4,942,524
                                                                                                     ------------
                                                                                                       38,377,233
                                                                                                     ------------
Technology -- 14.3%
American Power Conversion Corp.*                                                       93,900           2,535,300
Apple Computer, Inc.*                                                                  67,500           2,425,781
BMC Software, Inc.*                                                                    57,900           2,145,919
Brightpoint, Inc.*                                                                    149,500             882,992
Diebold, Inc.                                                                          66,300           1,591,200
DSP Communications, Inc.*                                                             139,800           2,219,325
Networks Associates, Inc.*                                                             64,200           1,970,138
Oracle Corp.*                                                                         170,950           4,508,805
Sun Microsystems, Inc.*                                                                83,700          10,457,268
Symbol Technologies, Inc.                                                              58,900           2,650,500
Synopsys, Inc.*                                                                        73,100           3,929,125
Unisys Corp.*                                                                         107,700           2,981,944
                                                                                                     ------------
                                                                                                       38,298,297
                                                                                                     ------------
Utilities -- 1.4%
DTE Energy Co.                                                                         44,600           1,714,313
FPL Group, Inc.                                                                        37,300           1,986,225
                                                                                                     ------------
                                                                                                        3,700,538
                                                                                                     ------------
TOTAL EQUITIES (COST $247,773,378)                                                                   $264,951,315
                                                                                                     ------------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                            Standish Equity Portfolio

              Schedule of Investments - March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                        Value
Security                                                                                              (Note 1A)
-----------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.2%

Repurchase Agreements -- 0.2%
Prudential-Bache Repurchase Agreement, dated 3/31/99, due 4/1/99, with a maturity value of
$628,026 and an effective yield of 4.15%, collateralized by a U.S. Government Agency Obligation
with a rate of 6.28%, a maturity date of 3/6/06 and a market value of $643,251.                      $    627,953
                                                                                                     ------------
Total Repurchase Agreements (Cost $627,953)                                                               627,953
                                                                                                     ------------
TOTAL SHORT-TERM INVESTMENTS (COST $627,953)                                                              627,953
                                                                                                     ------------
TOTAL INVESTMENTS -- 99.1% (COST $248,401,331)                                                       $265,579,268

Other Assets, Less Liabilities -- 0.9%                                                                  2,339,723
                                                                                                     ------------
NET ASSETS -- 100%                                                                                   $267,918,991
                                                                                                     ============

Notes to the Schedule of Investments:

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

*  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                            Standish Equity Portfolio

                       Statement of Assets and Liabilities
                           March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets
   Investments, at value (Note 1A) (identified cost, $248,401,331)                                     $265,579,268
   Receivable for investments sold                                                                        3,483,168
   Interest and dividends receivable                                                                        356,352
   Miscellaneous receivable                                                                                   2,155
   Tax reclaim receivable                                                                                     1,899
   Deferred organization costs (Note 1E)                                                                     31,213
   Prepaid expenses                                                                                           1,854
                                                                                                       ------------
       Total assets                                                                                     269,455,909

Liabilities
   Payable for investments purchased                                                 $ 1,489,337
   Accrued trustees' fees and expenses (Note 2)                                            3,432
   Accrued accounting and custody fees                                                    21,032
   Accrued expenses and other liabilities                                                 23,117
                                                                                     -----------
       Total liabilities                                                                                  1,536,918
                                                                                                       ------------
Net Assets (applicable to investors' beneficial interests)                                             $267,918,991
                                                                                                       ============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                            Standish Equity Portfolio

                             Statement of Operations
               For the Six Months Ended March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1C)
   Dividend income (net of witholding taxes of $1,196)                                                $ 1,534,214
   Interest income                                                                                        850,460
                                                                                                      -----------
       Total income                                                                                     2,384,674

Expenses
   Investment advisory fee (Note 2)                                              $   732,729
   Accounting and custody fees                                                        80,444
   Legal and audit services                                                           24,990
   Trustees fees and expenses (Note 2)                                                 8,514
   Amortization of organization cost (Note 1E)                                         7,447
   Registration fees                                                                   3,989
   Insurance expense                                                                   3,790
   Miscellaneous                                                                       3,994
                                                                                 -----------
       Total expenses                                                                                     865,897
                                                                                                      -----------
          Net investment income                                                                         1,518,777
                                                                                                      -----------
Realized and Unrealized Gain (loss)
   Net realized gain (loss)
       Investment security transactions                                           (9,643,942)
       Financial futures contracts                                                13,802,531
                                                                                 -----------
          Net realized gain                                                                             4,158,589

   Change in unrealized appreciation (depreciation)
       Investment securities                                                      29,225,985
       Financial futures contracts                                                   127,071
                                                                                 -----------
          Change in net unrealized appreciation (depreciation)                                         29,353,056
                                                                                                      -----------
       Net realized and unrealized gain                                                                33,511,645
                                                                                                      -----------
Net Increase in Net Assets from operations                                                            $35,030,422
                                                                                                      ===========

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                            Standish Equity Portfolio

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                            Six Months Ended
                                                             March 31, 1999                Year Ended
                                                               (Unaudited)             September 30, 1998
                                                           --------------------       ----------------------
Increase (decrease) in Net Assets
From Investment Operations
   Net investment income                                     $  1,518,777                 $  1,534,621
   Net realized gain                                            4,158,589                   19,645,359
   Change in net unrealized appreciation
      (depreciation)                                           29,353,056                  (46,208,987)
                                                             ------------                 ------------
      Net increase (decrease) in Net Assets
      from Investment Operations                               35,030,422                  (25,029,007)
                                                             ------------                 ------------
Capital Transactions
   Contributions                                              112,446,917                  131,734,295
   Withdrawals                                                (87,170,171)                 (69,235,470)
                                                             ------------                 ------------
      Increase in Net Assets resulting from
      capital transactions                                     25,276,746                   62,498,825
                                                             ------------                 ------------
Total Increase in Net Assets                                   60,307,168                   37,469,818

Net Assets
   At beginning of period                                     207,611,823                  170,142,005
                                                             ------------                 ------------
   At end of period                                          $267,918,991                 $207,611,823
                                                             ============                 ============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                            Standish Equity Portfolio

                                Supplemental Data
--------------------------------------------------------------------------------

                                                                                                  For the period
                                         Six Months                             Nine Months        May 3, 1996
                                           Ended             Year Ended            Ended         (commencement of
                                       March 31, 1999       September 30,       September 30,      operations) to
                                        (Unaudited)             1998                1997         December 31, 1996
                                     -------------------  -----------------   ---------------- ---------------------
Ratios
   Expenses (to average
      daily net assets)                     0.59%+              0.65%              0.66%+              0.69%+
   Net investment income
      (to average daily
      net assets)                           1.04%+              0.75%              0.99%+              1.58%+
Portfolio Turnover                            37%                144%                75%                 78%
Net assets, end of period
   (000's omitted)                      $267,919            $207,612           $170,142            $106,278

----------

+     Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                            Standish Equity Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)   Significant Accounting Policies:

      Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Equity Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

      The following is a summary of significant accounting policies followed by the Portfolio in the preparation of the financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. Investment security valuations

      Securities for which quotations are readily available are valued at the last sale price, or if no sale, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued on an amortized cost basis. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the trustees determine during such sixty-day period that amortized cost does not represent fair value.

      B. Repurchase agreements

      It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

      C. Securities transactions and income

      Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis.

      D. Income taxes

      The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

                     Standish, Ayer & Wood Master Portfolio
                            Standish Equity Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      E. Deferred organizational expenses

      Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized on a straight-line basis through April, 2001.

(2)   Investment Advisory Fee:

      The investment advisory fee paid to Standish, Ayer & Wood, Inc. ("SA&W") for overall investment advisory and administrative services is paid monthly at the annual rate of 0.50% of the Portfolio's average daily net assets. The Portfolio Trust pays no compensation directly to its trustees who are affiliated with SA&W or to its officers, all of whom receive remuneration for their services to the Portfolio Trust from SA&W. Certain of the trustees and officers of the Portfolio Trust are directors or officers of SA&W.

(3)   Purchases and Sales of Investments:

      Purchases and proceeds from sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                                        Six Months Ended
                                                                         March 31, 1999
                                                              ------------------------------------
                                                                  Purchases             Sales
                                                              ----------------    ----------------
          U.S. Government Securities                          $      2,746,655    $              0
                                                              ================    ================
          Investments (non-U.S. Government Securities)        $    142,021,176    $     92,960,823
                                                              ================    ================

(4)   Federal Income Tax Basis of Investment Securities:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned for the six months ended March 31, 1999, as computed on a federal income tax basis, were as follows:

           Aggregate Cost                                  $   248,401,331
                                                            =================
           Gross unrealized appreciation                   $    39,151,579
           Gross unrealized depreciation                   $   (21,973,642)
                                                            -----------------
           Net unrealized appreciation                     $    17,177,937
                                                            =================

                     Standish, Ayer & Wood Master Portfolio
                            Standish Equity Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(5)   Financial Instruments:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these investments are set forth more fully in Parts A and B of the Portfolio Trust's registration statement.

      The Portfolio trades the following financial instruments with off-balance sheet risk:

      Options

      Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Portfolio may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased option is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Portfolio entered into no such transactions for the six months ended March 31, 1999.

      Futures Contracts

      The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Portfolio deposits either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or index, which may not correlate with changes in value of the hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other portfolio investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contracts' terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. At March 31, 1999, the Portfolio had no open financial futures contracts.